Receivables (Tables)	9 Months Ended
Sep. 30, 2016
Receivables [Abstract]
Summary of Financing Receivables

A summary of financing receivables as of September 30, 2016 and December 31, 2015 is as follows:

	September 30, 2016	December 31, 2015
	(in millions)
Retail	$10,118	$10,344
Wholesale	8,355	8,611
Other	165	46
Total	$18,638	$19,001

Summary of Aging of Receivables

The aging of financing receivables as of September 30, 2016 and December 31, 2015 is as follows (in millions):

	September 30, 2016
	30-59 Days Past Due	60-90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
NAFTA	$30	$—	$—	$30	$7,432	$7,462	$31	$7,493
EMEA	—	—	—	—	391	391	—	391
LATAM	11	—	—	11	1,585	1,596	70	1,666
APAC	2	1	2	5	563	568	—	568
Total Retail	$43	$1	$2	$46	$9,971	$10,017	$101	$10,118
Wholesale
NAFTA	$—	$—	$—	$—	$3,616	$3,616	$41	$3,657
EMEA	33	6	—	39	3,666	3,705	38	3,743
LATAM	1	—	—	1	528	529	2	531
APAC	—	—	7	7	417	424	—	424
Total Wholesale	$34	$6	$7	$47	$8,227	$8,274	$81	$8,355

	December 31, 2015
	30-59 Days Past Due	60-90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
NAFTA	$17	$—	$—	$17	$7,869	$7,886	$36	$7,922
EMEA	—	—	—	—	572	572	1	573
LATAM	6	—	—	6	1,286	1,292	44	1,336
APAC	1	3	—	4	509	513	—	513
Total Retail	$24	$3	$—	$27	$10,236	$10,263	$81	$10,344
Wholesale
NAFTA	$—	$—	$—	$—	$3,656	$3,656	$79	$3,735
EMEA	33	2	—	35	3,613	3,648	26	3,674
LATAM	3	—	—	3	595	598	4	602
APAC	6	4	26	36	518	554	46	600
Total Wholesale	$42	$6	$26	$74	$8,382	$8,456	$155	$8,611

Allowance for Credit Losses Activity

Allowance for credit losses activity for the three and nine months ended September 30, 2016 and 2015 is as follows:

	Three Months Ended September 30, 2016
	Retail	Wholesale	Other	Total
Opening balance	$404	$188	$—	$592
Provision	10	14	—	24
Charge-offs, net of recoveries	(20)	(5)	—	(25)
Foreign currency translation and other	3	(1)	—	2
Ending balance	397	196	—	593

	Nine Months Ended September 30, 2016
	Retail	Wholesale	Other	Total
Opening Balance	$394	$158	$—	$552
Provision	38	44	—	82
Charge-offs, net of recoveries	(58)	(11)	—	(69)
Foreign Currency Translation and Other	23	5	—	28
Ending Balance	397	196	—	593
Ending Balance: Individually Evaluated for Impairment	200	144	—	344
Ending Balance: Collectively Evaluated for Impairment	197	52	—	249
Receivables:
Ending Balance	10,118	8,355	165	18,638
Ending Balance: Individually Evaluated for Impairment	326	540	—	866
Ending Balance: Collectively Evaluated for Impairment	$9,792	$7,815	$165	$17,772

	Three Months Ended September 30, 2015
	Retail	Wholesale	Other	Total
Opening balance	$433	$176	$—	$609
Provision	17	4	—	21
Charge-offs, net of recoveries	(17)	(3)	—	(20)
Foreign currency translation and other	(24)	(6)	—	(30)
Ending balance	409	171	—	580

	Nine Months Ended September 30, 2015
	Retail	Wholesale	Other	Total
Opening balance	$468	$182	$—	$650
Provision	54	23	—	77
Charge-offs, net of recoveries	(52)	(5)	—	(57)
Foreign currency translation and other	(61)	(29)	—	(90)
Ending balance	409	171	—	580
Ending balance: Individually evaluated for impairment	209	124	—	333
Ending balance: Collectively evaluated for impairment	200	47	—	247
Receivables:
Ending balance	10,605	8,179	83	18,867
Ending balance: Individually evaluated for impairment	451	790	—	1,241
Ending balance: Collectively evaluated for impairment	$10,154	$7,389	$83	$17,626

Allowance for credit losses activity for the year ended December 31, 2015 is as follows:

	December 31, 2015
	Retail	Wholesale	Other	Total
Opening balance	$468	$182	$—	$650
Provision	81	27	—	108
Charge-offs, net of recoveries	(92)	(13)	—	(105)
Foreign currency translation and other	(63)	(38)	—	(101)
Ending balance	394	158	—	552
Ending balance: Individually evaluated for impairment	187	125	—	312
Ending balance: Collectively evaluated for impairment	207	33	—	240
Receivables:
Ending balance	10,344	8,611	46	19,001
Ending balance: Individually evaluated for impairment	416	767	—	1,183
Ending balance: Collectively evaluated for impairment	$9,928	$7,844	$46	$17,818

Summary of Financing Receivable Impairment

Financing receivables are considered impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms. Receivables reviewed for impairment generally include those that are either past due, have provided bankruptcy notification, or require significant collection efforts. Receivables, which are impaired, are generally classified as non-performing.

	September 30, 2016				December 31, 2015
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment
	(in millions)
With no related allowance
Retail
NAFTA	$43	$42	$—	$42	$41	$40	$—	$37
EMEA	$—	$—	$—	$—	$74	$74	$—	$79
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$—	$—	$—	$—	$—	$—	$—	$—
Wholesale
NAFTA	$5	$5	$—	$6	$—	$—	$—	$—
EMEA	$—	$—	$—	$—	$33	$33	$—	$35
LATAM	$—	$—	$—	$—	$—	$—	$—	$—
APAC	$—	$—	$—	$—	$—	$—	$—	$—
With an allowance recorded
Retail
NAFTA	$36	$35	$17	$35	$54	$53	$18	$52
EMEA	$210	$210	$165	$246	$238	$238	$167	$263
LATAM	$31	$31	$17	$33	$—	$—	$—	$—
APAC	$6	$6	$1	$6	$9	$9	$2	$12
Wholesale
NAFTA	$45	$45	$4	$44	$82	$82	$3	$92
EMEA	$4,258	$428	$127	$437	$607	$607	$95	$657
LATAM	$40	$29	$9	$32	$25	$21	$7	$22
APAC	$22	$22	$4	$21	$20	$20	$20	$18
Total
Retail	$326	$324	$200	$362	$416	$414	$187	$443
Wholesale	$540	$529	$144	$540	$767	$763	$125	$824

Carrying Amount of Restricted Assets Included In Financing Receivables

At September 30, 2016 and December 31, 2015, the carrying amount of such restricted assets included in financing receivables above are the following (in millions):

	Restricted Receivables
	September 30, 2016	December 31, 2015
Retail note and finance lease receivables	$7,402	$7,695
Wholesale receivables	6,486	6,189
Total	$13,888	$13,884